ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
1
Shares Security Description Value
Common Stock - 97.0%
Basic Materials - 3.6%
19,872 AdvanSix, Inc. $ 1,015,261
3,100 Hawkins, Inc. 142,290
900 Intrepid Potash, Inc.
(a)
73,926
50,738 LifeMD, Inc.
(a)
179,105
18,939 Northern Technologies International Corp. 227,647
8,200 TimkenSteel Corp.
(a)
179,416
110,398 Venator Materials PLC
(a)
196,508
2,014,153
Consumer Discretionary - 10.7%
53,080 Akoustis Technologies, Inc.
(a)
345,020
6,700 Caleres, Inc. 129,511
57,689 Charles & Colvard, Ltd.
(a)
90,572
8,900 Destination XL Group, Inc.
(a)
43,432
20,000 Entravision Communications Corp.,
Class A 128,200
251,595 Fluent, Inc.
(a)
523,318
9,200 Full House Resorts, Inc.
(a)
88,412
16,385 Green Brick Partners, Inc.
(a)
323,768
13,910 Guess?, Inc. 303,933
48,135 Interface, Inc. 653,192
43,623 LiqTech International, Inc.
(a)
106,876
1,800 MarineMax, Inc.
(a)
72,468
36,591 Motorcar Parts of America, Inc.
(a)
652,418
4,700 Shoe Carnival, Inc. 137,052
17,445 Stoneridge, Inc.
(a)
362,158
7,680 The Children's Place, Inc.
(a)
378,624
8,155 The Lovesac Co.
(a)
440,859
6,900 The ONE Group Hospitality, Inc.
(a)
72,519
44,763 Tilly's, Inc., Class A 418,982
3,200 Vista Outdoor, Inc.
(a)
114,208
2,872 Winmark Corp. 631,840
6,017,362
Consumer Staples - 3.2%
6,393 Calavo Growers, Inc. 233,025
695 MGP Ingredients, Inc. 59,485
66,055 Ocean Bio-Chem, Inc. 533,064
1,800 Seneca Foods Corp., Class A
(a)
92,772
30,345 The Vita Coco Co., Inc.
(a)
271,891
25,738 Village Super Market, Inc., Class A 630,581
1,820,818
Energy - 5.6%
12,500 Berry Corp. 129,000
9,295 Civitas Resources, Inc. 555,005
11,900 Earthstone Energy, Inc., Class A
(a)
150,297
28,595 Geospace Technologies Corp.
(a)
164,421
1,000 Laredo Petroleum, Inc.
(a)
79,140
900 Nabors Industries, Ltd.
(a)
137,448
66,305 Newpark Resources, Inc.
(a)
242,676
10,800 NOW, Inc.
(a)
119,124
14,200 Oil States International, Inc.
(a)
98,690
15,100 Par Pacific Holdings, Inc.
(a)
196,602
5,700 Ramaco Resources, Inc. 90,060
3,800 Ranger Oil Corp.
(a)
131,214
10,100 SandRidge Energy, Inc.
(a)
161,802
10,870 Stabilis Solutions, Inc.
(a)
54,350
7,700 SunCoke Energy, Inc. 68,607
8,878 Trecora Resources
(a)
75,108
108,400 VAALCO Energy, Inc. 707,852
3,161,396
Shares Security Description Value
Financials - 12.8%
9,080 B Riley Financial, Inc. $ 635,237
5,400 Capstar Financial Holdings, Inc. 113,832
6,200 Central Valley Community Bancorp 144,770
10,225 Customers Bancorp, Inc.
(a)
533,131
11,090 Enova International, Inc.
(a)
421,087
2,600 Enterprise Financial Services Corp. 123,006
3,800 Financial Institutions, Inc. 114,494
4,600 First Internet Bancorp 197,846
8,710 First Western Financial, Inc.
(a)
272,275
7,300 Hanmi Financial Corp. 179,653
10,300 Heritage Commerce Corp. 115,875
3,000 HomeStreet, Inc. 142,140
8,050 Horizon Bancorp, Inc. 150,293
14,962 James River Group Holdings, Ltd. 370,160
46,555 Medallion Financial Corp. 395,718
2,500 Metropolitan Bank Holding Corp.
(a)
254,425
3,700 Mid Penn Bancorp, Inc. 99,197
12,770 NMI Holdings, Inc., Class A
(a)
263,317
14,510 Northrim BanCorp, Inc. 632,201
11,100 OP Bancorp 153,735
2,900 Peapack-Gladstone Financial Corp. 100,775
6,100 Regional Management Corp. 296,277
7,740 Stewart Information Services Corp. 469,121
3,355 Texas Capital Bancshares, Inc.
(a)
192,275
5,000 The First of Long Island Corp. 97,300
90,790 United Insurance Holdings Corp. 300,515
4,450 Veritex Holdings, Inc. 169,857
500 Virtus Investment Partners, Inc. 119,995
2,300 Washington Trust Bancorp, Inc. 120,750
7,179,257
Health Care - 20.1%
12,811 908 Devices, Inc.
(a)
243,537
28,600 Aeglea BioTherapeutics, Inc.
(a)
65,780
12,585 Aerie Pharmaceuticals, Inc.
(a)
114,523
48,535 Affimed NV
(a)
212,098
40,000 Agenus, Inc.
(a)
98,400
16,800 Aldeyra Therapeutics, Inc.
(a)
74,676
4,500 AngioDynamics, Inc.
(a)
96,930
2,900 ANI Pharmaceuticals, Inc.
(a)
81,519
21,884 Assertio Holdings, Inc.
(a)
62,807
30,054 Avid Bioservices, Inc.
(a)
612,200
15,845 Avita Medical, Inc.
(a)
134,366
19,090 BioLife Solutions, Inc.
(a)
433,916
27,305 Biomerica, Inc.
(a)
122,053
7,725 Caribou Biosciences, Inc.
(a)
70,915
8,865 Castle Biosciences, Inc.
(a)
397,684
11,300 Catalyst Pharmaceuticals, Inc.
(a)
93,677
2,600 Celldex Therapeutics, Inc.
(a)
88,556
7,500 Champions Oncology, Inc.
(a)
60,975
68,343 ChromaDex Corp.
(a)
168,124
3,800 Collegium Pharmaceutical, Inc.
(a)
77,368
11,400 Community Health Systems, Inc.
(a)
135,318
16,600 Curis, Inc.
(a)
39,508
2,700 Cutera, Inc.
(a)
186,300
20,700 Cymabay Therapeutics, Inc.
(a)
64,377
32,850 CytoSorbents Corp.
(a)
104,792
18,643 DermTech, Inc.
(a)
273,679
9,300 Dynavax Technologies Corp.
(a)
100,812
2,300 Eagle Pharmaceuticals, Inc.
(a)
113,827
122,910 Harvard Bioscience, Inc.
(a)
763,271
4,095 Health Catalyst, Inc.
(a)
107,002
31,675 iCAD, Inc.
(a)
141,271
19,600 ImmunoGen, Inc.
(a)
93,296

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
2
Shares Security Description Value
Health Care - 20.1% (continued)
44,809 InfuSystem Holdings, Inc.
(a)
$ 439,128
15,722 Inogen, Inc.
(a)
509,707
3,200 Inotiv, Inc.
(a)
83,776
30,048 IntriCon Corp.
(a)
716,945
1,600 iRadimed Corp.
(a)
71,744
9,300 Karyopharm Therapeutics, Inc.
(a)
68,541
6,505 Kezar Life Sciences, Inc.
(a)
108,113
21,410 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
212,815
24,900 MannKind Corp.
(a)
91,632
30,990 Meridian Bioscience, Inc.
(a)
804,500
24,900 Molecular Templates, Inc.
(a)
85,905
9,130 Nature's Sunshine Products, Inc.
(a)
153,567
1,800 OptimizeRx Corp.
(a)
67,878
26,317 Organogenesis Holdings, Inc.
(a)
200,536
8,615 OrthoPediatrics Corp.
(a)
465,124
4,600 Phibro Animal Health Corp., Class A 91,770
3,200 Prothena Corp. PLC
(a)
117,024
26,778 Repro-Med Systems, Inc.
(a)
76,585
7,200 Sensus Healthcare, Inc.
(a)
72,864
18,986 SI-BONE, Inc.
(a)
429,084
65,540 SIGA Technologies, Inc.
(a)
464,679
4,600 Vanda Pharmaceuticals, Inc.
(a)
52,026
27,200 Verastem, Inc.
(a)
38,352
24,800 ViewRay, Inc.
(a)
97,216
39,300 VistaGen Therapeutics, Inc.
(a)
48,732
8,841 Xenon Pharmaceuticals, Inc.
(a)
270,269
11,272,069
Industrials - 20.9%
7,556 Allied Motion Technologies, Inc. 225,471
14,110 Argan, Inc. 572,725
2,545 Barrett Business Services, Inc. 197,161
1,800 BlueLinx Holdings, Inc.
(a)
129,384
49,340 CECO Environmental Corp.
(a)
270,877
5,990 Chase Corp. 520,591
14,178 CIRCOR International, Inc.
(a)
377,418
13,758 Columbus McKinnon Corp. 583,339
86,200 Concrete Pumping Holdings, Inc.
(a)
577,540
16,400 Conduent, Inc.
(a)
84,624
1,000 CRA International, Inc. 84,260
9,500 Cross Country Healthcare, Inc.
(a)
205,865
89,000 DHI Group, Inc.
(a)
529,550
34,400 Diana Shipping, Inc. 185,760
6,050 Douglas Dynamics, Inc. 209,269
10,795 Ducommun, Inc.
(a)
565,550
2,200 Eagle Bulk Shipping, Inc. 149,842
4,166 Energy Recovery, Inc.
(a)
83,903
2,500 Franklin Covey Co.
(a)
113,050
2,300 Heidrick & Struggles International, Inc. 91,034
264,715 Hill International, Inc.
(a)
431,485
11,378 Hurco Cos., Inc. 358,635
15,844 IES Holdings, Inc.
(a)
636,929
19,700 Information Services Group, Inc. 134,157
3,900 Insteel Industries, Inc. 144,261
3,755 Lawson Products, Inc.
(a)
144,718
33,790 Luxfer Holdings PLC 567,672
310 Mesa Laboratories, Inc. 79,013
59,605 Orion Energy Systems, Inc.
(a)
166,894
1,970 Primoris Services Corp. 46,925
8,600 RADA Electronic Industries, Ltd.
(a)
119,798
71,209 Radiant Logistics, Inc.
(a)
453,601
3,600 Ranpak Holdings Corp.
(a)
73,548
10,026 ShotSpotter, Inc.
(a)
277,921
21,458 Stagwell, Inc.
(a)
155,356
Shares Security Description Value
Industrials - 20.9% (continued)
5,200 Sterling Construction Co., Inc.
(a)
$ 139,360
6,100 Titan Machinery, Inc.
(a)
172,386
5,500 Triumph Group, Inc.
(a)
139,040
6,500 TrueBlue, Inc.
(a)
187,785
12,936 UFP Technologies, Inc.
(a)
855,975
8,805 Vishay Precision Group, Inc.
(a)
283,081
1,800 VSE Corp. 82,962
22,952 Wabash National Corp. 340,608
11,749,323
Real Estate - 1.7%
6,700 Alpine Income Property Trust, Inc. REIT 125,960
26,800 Braemar Hotels & Resorts, Inc. REIT 165,624
15,300 Farmland Partners, Inc. REIT 210,375
2,487 Postal Realty Trust, Inc., Class A REIT 41,831
21,400 The Necessity Retail REIT, Inc. 169,274
5,300 UMH Properties, Inc. REIT 130,327
5,600 Urstadt Biddle Properties, Inc., Class A
REIT 105,336
948,727
Technology - 16.2%
18,020 Agilysys, Inc.
(a)
718,638
29,175 American Well Corp., Class A
(a)
122,827
11,000 Amtech Systems, Inc.
(a)
110,660
52,365 AXT, Inc.
(a)
367,602
4,700 Benchmark Electronics, Inc. 117,688
28,143 BM Technologies, Inc.
(a)
240,623
13,800 Cantaloupe, Inc.
(a)
93,426
10,100 Celestica, Inc.
(a)
120,291
4,135 Cerence, Inc.
(a)
149,273
11,810 CEVA, Inc.
(a)
480,076
32,380 eGain Corp.
(a)
374,960
14,460 ePlus, Inc.
(a)
810,628
28,578 EverQuote, Inc., Class A
(a)
462,392
14,162 Ichor Holdings, Ltd.
(a)
504,450
6,800 Identiv, Inc.
(a)
109,956
36,295 Key Tronic Corp.
(a)
205,067
141,740 Limelight Networks, Inc.
(a)
739,883
30,010 Magnite, Inc.
(a)
396,432
25,866 MiX Telematics, Ltd., ADR 289,958
24,407 Outbrain, Inc.
(a)
261,887
43,384 Photronics, Inc.
(a)
736,226
2,700 PubMatic, Inc., Class A
(a)
70,524
14,448 Radware, Ltd.
(a)
461,903
7,803 Red Violet, Inc.
(a)
222,386
34,700 The Hackett Group, Inc. 800,182
2,800 Ultra Clean Holdings, Inc.
(a)
118,692
9,086,630
Telecommunications - 1.1%
8,300 ADTRAN, Inc. 153,135
23,144 Airgain, Inc.
(a)
175,432
3,700 IDT Corp., Class A
(a)
126,133
12,400 Lantronix, Inc.
(a)
82,832
18,000 TESSCO Technologies, Inc.
(a)
108,720
646,252
Utilities - 1.1%
4,100 Heritage-Crystal Clean, Inc.
(a)
121,401
57,236 Sharps Compliance Corp.
(a)
337,692
3,100 Unitil Corp. 154,628
613,721
Total Common Stock (Cost $48,358,209) 54,509,708

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
3
At March 31, 2022 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Money Market Fund - 2.9%
1,626,736 First American Government Obligations
Fund, Class X, 0.19%
(b)
(Cost $1,626,736) $ 1,626,736
Investments, at value - 99.9% (Cost $49,984,945) $ 56,136,444
Other Assets & Liabilities, Net - 0.1% 81,141
Net Assets - 100.0% $ 56,217,585
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
10 CME
E-mini Russell
2000 Index
Future 06/22/22 $ 1,001,838 $ 1,033,200 $ 31,362
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 54,509,708 $ 31,362
Level 2 - Other Significant
Observable Inputs 1,626,736 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 56,136,444 $ 31,362